UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 101.48%					$458,880,010

(Cost $423,180,054)

Arizona 0.49%					2,228,283

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial
Hosp (G)(H)	Zero	06-01-21	D	$2,150	43,000
Maricopa County Industrial Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200%	12-01-30	Aaa	315	318,103
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,009,710
Phoenix Civic Improvement Corp District,
Rev Conc Cap Apprec Civic Plaza
Ser 2005B (Zero to 7-1-13 then
5.500%)(O)	Zero	07-01-28	AAA	1,000	857,470

California 23.80%					107,631,272

California Pollution Control Financing Auth,
Rev Ref Waste Management	5.000	01-01-22	BBB	3,000	2,876,820
California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,107,560
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	5,000	1,878,800
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-19	AAA	30,000	18,780,300
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	17,500	18,480,700
Golden State Tobacco Securitization Corp,
Rev Ref Asset Backed Bond
Ser 2007A-2	Zero	06-01-37	BBB	5,000	3,228,600
Madera, County of,
Rev Cert of Part Valley
Childrens Hosp	6.500	03-15-15	AAA	13,185	14,960,756
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,803,953
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	4,000	3,987,400
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-17	AAA	9,130	9,994,885
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-22	A+	2,500	2,737,950
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	25,248

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

San Joaquin Hills Transportation Corridor
Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A	5.650	01-15-17	BB-	10,000	9,939,500
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,824,313
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,012,050
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,412,997
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,186,100
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	2,000	2,393,340

Colorado 0.97%					4,408,570

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB-	7,000	1,046,080
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	3,362,490

Delaware 0.71%					3,218,640

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares

Ser A-4-1 (K)(S)	5.750	04-30-15	A3	3,000	3,218,640

Florida 5.29%					23,900,949

Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,575,015
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,057,120
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	3,974,460
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	900	950,877
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	3,000	3,767,820
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,034,630
Hernando, County of,
Rev Criminal Justice Complex	7.650	07-01-16	AAA	500	641,575
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	1,000	922,450
Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	4,045,850
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,764,225
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub
Ser 1989D	6.750	10-01-17	AA	2,200	2,619,914

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Stoneybrook West Community Development
District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB	410	426,761
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BBB	120	120,252

Georgia 5.22%					23,625,718

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,000	951,570
Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z	5.500	01-01-20	AAA	150	166,455
Rev Preref Ser 1998Y	6.500	01-01-17	AAA	60	69,967
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,107,210
Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,723,250
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,677,100
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	169,989
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,287,962
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,362,185
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,110,030

Illinois 8.03%					36,316,180

Chicago Board of Education,
Rev Ref Ser 2005A	5.500	12-01-26	AAA	5,290	6,078,633
Gen Oblig Unltd Cap App Sch
Reform Ser 1999A	Zero	12-01-18	AAA	5,440	3,403,155
Chicago, City of,
Gen Oblig Unltd Cap App City
Colleges	Zero	01-01-16	AAA	2,850	2,057,558
Gen Oblig Unltd Tax Alloc Jr
Pilsen Redev Ser 2004B (G)	6.750	06-01-22	BBB+	3,000	3,158,520
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co
Proj	5.850	01-15-14	AAA	3,000	3,348,360
Illinois Finance Auth,
Rev Resurrection Health
Ser 2005B (P)	3.680	05-15-35	AAA	795	795,000
Kane County Community School District No 304,
Gen Oblig Unltd Cap Apprec
Ser 2004A	Zero	01-01-17	Aaa	4,705	3,193,660
Lake County Community Unit School District
No. 95
Gen Oblig Unltd Cap Apprec Lake
Zurich	Zero	12-01-18	AAA	3,000	1,852,440
Lake County Community Unit School District
No. 24
Gen Oblig Unltd Cap Apprec
Millburn	Zero	01-01-22	AAA	2,440	1,264,725
Metropolitan Pier & Exposition Auth,
Rev Cap Apprec McCormick Pl Expn
Ser 1993A	Zero	06-15-15	AAA	1,500	1,117,635

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Rev Ref Cap Apprec McCormick Proj	Zero	06-15-15	AAA	1,000	745,090
Rev Ref Cap Apprec McCormick Proj
Ser 1996A	Zero	12-15-16	AAA	2,330	1,618,604
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)	6.700	03-01-33	AA	1,000	1,150,520
Southern Illinois University,
Rev Cap Apprec Housing & Auxilary
Sys Ser 1993A	Zero	04-01-15	AAA	1,000	750,550
Will County Community Unit School District
No. 365,
Gen Oblig Cap Apprec Comp Int
Ser 1997B	Zero	11-01-14	AAA	3,510	2,695,961
Gen Oblig Unltd Cap Apprec	Zero	11-01-21	AAA	5,780	3,085,769

Indiana 0.21%					957,330

Vanderburgh County Redevelopment Commission,
Rev Dist Tax Increment	5.000	02-01-26	A-	1,000	957,330

Iowa 1.17%					5,290,773

Iowa Finance Auth,
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-21	BBB-	1,250	1,269,588
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB-	1,250	1,250,775
Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec
Ser 2005B	Zero	06-01-34	BBB	3,000	2,770,410

Kentucky 1.25%					5,669,605

Kentucky Economic Development Finance Auth,
Rev Preref Norton Healthcare
Ser 2000C	6.100	10-01-21	AAA	1,770	2,035,500
Rev Unref Bond Balance Norton
Ser 2000C	6.100	10-01-21	AAA	3,230	3,634,105

Lousiana 0.89%					4,020,555

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg
Ser 1999B	6.750	06-01-30	Aaa	610	617,540
Louisiana Local Government Environmental
Facilities Community Development Auth,
Rev Westlake Chemical Corp	6.750	11-01-32	BB+	1,500	1,496,475
St. John Baptist Parish,
Rev Marathon Oil Corp Ser 2007A	5.125	06-01-37	BBB+	2,000	1,906,540

Maryland 0.92%					4,159,440

Municipal Mortgage & Equity LLC,
Bond (K)(S)	6.875	06-30-49	A3	4,000	4,159,440

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Massachusetts 6.30%					28,494,479

Massachusetts Bay Transportation Auth,
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	13,595	5,548,799
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	9,244,160
Rev Ref Spec Oblig Dedicated Tax	5.500	01-01-27	AAA	5,000	5,761,450
Massachusetts Development Finance Agency,
Rev Boston Univ Ser 2002R-2 (P)	3.630	10-01-42	AAA	700	700,000
Rev Boston Univ Ser 2002R-4 (P)	3.630	10-01-42	AAA	560	560,000
Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	3,500	4,424,595
Rev Preref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	1,915	2,090,108
Rev Unref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	85	90,189
Massachusetts Water Pollution Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,178

Michigan 0.23%					1,038,780

Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,038,780

Minnesota 0.80%					3,627,520

St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A	5.875	05-01-30	Aaa	2,000	2,105,800
St. Paul Housing & Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,521,720

Missouri 0.24%					1,089,340

Fenton, City of,
Rev Ref Tax Increment Imp Gravois
Bluffs (G)	7.000	10-01-21	AAA	955	1,089,340

Nebraska 0.31%					1,390,680

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,390,680

Nevada 0.01%					25,069

Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA+	25	25,069

New Hampshire 0.30%					1,335,863

New Hampshire Health & Education Facilities
Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,335,863

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

New Jersey 3.66%					16,556,054

New Jersey Economic Development Auth,
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	2,967,840
Rev Ref Newark Airport Marriot
Hotel	7.000	10-01-14	Ba1	2,000	2,057,520
New Jersey Health Care Facilities Financing
Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	B-	1,120	1,127,784
New Jersey Tobacco Settlement Financing Corp,
Rev Preref Asset Backed Bond	6.750	06-01-39	AAA	5,000	5,834,750
Rev Preref Asset Backed Bond	6.250	06-01-43	AAA	4,000	4,568,160

New Mexico 0.45%					2,041,560

Farmington, City of,
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A	6.950	10-01-20	B+	2,000	2,041,560

New York 7.80%					35,255,384

Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	495	521,487
New York, City of,
Gen Oblig Unltd Sub
Ser 1993A-10 (P)	3.540	08-01-16	AAA	410	410,000
Gen Oblig Unltd Sub
Ser 1993B-2 (P)	3.540	08-15-19	AAA	200	200,000
New York City Industrial Development Agency,
Rev American Airlines JFK
Intl Arpt	7.625	08-01-25	B	2,500	2,738,225
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	2,000	2,076,700
Rev Ref Terminal One Group Assn
Proj	5.500	01-01-24	BBB+	1,500	1,559,430
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	365	393,306
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	375	401,700
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-1-11 then 14.000%) (O)	Zero	11-01-29	AAA	5,000	4,350,400
New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	1,000	1,004,430
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA-	1,000	1,023,600
Rev Preref Ser 1990B	7.500	05-15-11	AA-	160	172,453
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA-	1,000	1,119,210
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA-	190	208,521

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	9.893	06-15-11	AAA	2,000	2,541,800
New York State Housing Finance Agency,
Rev Ref State Univ Constr
Ser 1986A	8.000	05-01-11	AAA	1,580	1,716,006
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	8,700	8,732,451
Triborough Bridge & Tunnel Auth,
Rev Ser 2006A	5.000	11-15-22	AA-	3,545	3,782,125
Westchester Tobacco Asset Securitization Corp,
Rev Asset Backed Bond (Zero to
7-15-09, then 6.950%) (O)	Zero	07-15-09	AAA	2,000	2,303,540

Ohio 3.13%					14,161,154

Buckeye Ohio Tobacco Settlement Financing Auth,
Rev Asset Backed Ser 2007A-2	5.875	06-01-30	BBB	2,000	1,945,300
Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	5.750	01-01-25	AA-	2,500	2,661,625
Milford Exempt Village School District,
Gen Oblig Unltd	5.500	12-01-30	Aaa	3,325	3,872,029
Ohio State Turnpike Commission
Rev Ref Bond Ser 1998A	5.500	02-15-20	AAA	5,000	5,682,200

Oklahoma 0.48%					2,155,140

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	2,000	2,155,140

Oregon 0.85%					3,846,849

Clackamas County School District No. 12,
Gen Oblig Unltd Ser 2007B	Zero	06-15-28	AAA	3,130	2,762,194
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB-	1,100	1,084,655

Pennsylvania 4.61%					20,832,211

Allegheny County Hospital Development Auth,
Rev Ref Health Sys West PA
Ser 2007A	5.375	11-15-40	BB	3,500	3,182,620
Allegheny County Industrial Development Auth,
Rev Ref Environmental Impt	5.500	11-01-16	BB+	2,500	2,539,850
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills
Proj (G)	5.600	07-01-23	BB+	1,000	1,005,360
Carbon County Industrial Development Auth,
Rev Reg Resource Recovery Panther
Creek Partners Proj	6.700	05-01-12	BBB-	4,960	5,213,853

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Pennsylvania State Turnpike Commission,
Rev Ref Bond Ser 2005A	5.250	07-15-30	AAA	5,000	5,635,750
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot
Hotel (G)	7.750	12-01-17	B+	3,250	3,254,778

Puerto Rico 13.52%					61,126,277

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.970	07-01-11	AAA	6,500	7,572,240
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	216,496
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Residual
Ser 975 (I)	5.000	07-01-18	Aaa	12,655	13,547,304
Rev Inverse Floater (M)(P)	7.720	07-01-11	AAA	14,000	16,536,240
Puerto Rico Electric Power Auth,
Rev Ref Bond Ser 2007V	5.250	07-01-26	AAA	5,000	5,502,000
Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 2007N	5.500	07-01-26	BBB+	2,500	2,694,250

Rev Ser PA 114 (K)(P)	8.035	07-01-11	AAA	13,130	15,057,747

Rhode Island 0.23%					1,061,360

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB-	1,000	1,061,360

South Dakota 2.25%					10,161,300

South Dakota Educational Enhancement Funding
Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	10,161,300

Tennessee 1.08%					4,879,200

Tennessee Energy Acquisition Corp,
Rev Gas Ser 2006C	5.000	02-01-27	AA-	5,000	4,879,200

Texas 2.88%					13,021,493

Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750	11-15-10	AAA	3,125	3,426,438
Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement
Residence Proj	6.300	07-01-32	BBB	1,000	1,133,450
Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	BB	1,500	1,561,320
Harris, County of,
Gen Oblig Ltd	Zero	08-15-19	AAA	3,000	1,796,070
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AAA	900	626,670

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Mission Economic Development Corp.
Rev Ref Solid Waste Disp 2007A	5.200	04-01-18	B+	1,000	969,160
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B	6.150	08-01-22	BBB-	1,000	971,710
Tarrant County Cultural Education Facilities,
Rev Ref Texas Health Resources
Ser 2007A	5.000	02-15-26	AA-	2,500	2,536,675

Utah 0.46%					2,057,264

Mountain Regional Water Special Service
District,
Rev Spec Assessment Spec Imp Dist
No. 2002-1 (G)	7.000	12-01-18	BBB+	895	902,894
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,154,370

Virginia 0.59%					2,654,950

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	5,000	2,654,950

Washington 1.62%					7,343,010

Washington Public Power Supply System,
Rev Ref Nuclear Proj No. 1
Ser 1989B	7.125	07-01-16	AA-	1,500	1,869,900
Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,146,600
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,190	4,326,510

West Virginia 0.73%					3,297,758

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,638,604
Rev Unref Bal Charleston Area
Med Ctr	6.750	09-01-22	A2	600	659,154

		Interest		Par value
Issuer, description, maturity date		rate		(000)	Value
Short-term investments 0.01%					$41,000

(Cost $41,000)

Joint Repurchase Agreement 0.01%					41,000

Joint Repurchase Agreement with UBS Securities,
Inc. dated 11-30-07 at 3.050%, to be
repurchased at $41,010 on 12-3-07,
collateralized by $31,385 of U.S. Treasury
Inflation Indexed Note, 3.875%, due 1-15-09
(valued at $41,820 including interest)		3.050%		$41	41,000

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Total investments (Cost $423,221,054) 101.49%	$458,921,010

Other assets and liabilities, net (1.49%)	($6,737,680)

Total net assets 100.00%	$452,183,330

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Tax-Free Bond Fund
Notes to Schedule of Investments
November 30, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Security is part of an inverse floater trust.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidty of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

(M) Inverse floater bond purchased on secondary market.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,378,080 or 1.63% of the net assets of the Fund as of November 30, 2007.

The cost of investments owned on November 30, 2007, including short-term investments, was $412,990,827. Gross unrealized appreciation and depreciation of investments aggregated $39,318,932 and $3,581,005 respectively, resulting in net unrealized appreciation of $35,737,927.

Notes to Schedule of Investments - Page 1

John Hancock
Tax-Free Bond Fund
Direct Placement Securities
November 30, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	11/30/07

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4-1,
5.750%, 4-30-15	05-14-07	$ 3,000,000	0.71%	$ 3,218,640
Municipal Mortgage & Equity, LLC,
Bond, 6.875%, 6-30-49	05-07-99	$ 4,000,000	0.92%	$ 4,159,440
Puerto Rico Highway & Transportation Auth,
Rev Ser PA 114, 8.035%, 7-1-11	11-23-02	$ 13,641,737	3.33%	$ 15,057,747

Direct Placement Securities

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B and Class C of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the elevated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act, as amended. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle then the standard two days after trade date.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q1 11/07
1/08

John Hancock MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 104.76%					$97,123,235

(Cost $92,778,165)

California 14.02%					12,997,728

Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero %	01-15-36	BBB-	$4,000	762,680
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-18	AAA	7,950	5,248,272
Golden State Tobacco Securitization Corp,
Rev Asset Backed Sr Bond
Ser 2007A-1	5.125	06-01-47	BBB	1,050	886,946
Rev Asset Backed Sr Bond
Ser 2007A-1	5.000	06-01-33	BBB	1,500	1,314,195
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,030,830
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-17	AAA	2,500	2,736,825
San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.586	04-23-08	AAA	1,000	1,017,980

Colorado 3.39%					3,138,480

Colorado Health Facilities Auth,
Rev Ref Christian Living Cmnty
Proj Ser 2006A (G)	5.750	01-01-26	BB+	1,000	964,030
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB-	15,700	2,174,450

Delaware 1.18%					1,093,340

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-2 (S)	6.000	04-30-19	A3	1,000	1,093,340

Florida 20.45%					18,961,726

Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,107,761
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,527,538
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,271,120
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,280	1,352,358

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	1,000	1,255,940
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,034,630
Grand Haven Community Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB-	775	775,651
Heritage Harbour North Community Development
District,
Rev Special Assessment (G)	6.375	05-01-38	BB+	1,250	1,186,600
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A	6.125	11-15-11	BB+	755	784,596
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	750	691,837
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	750	746,715
Poinciana Community Development District,
Rev Spec Assessment (G)	6.000	05-01-37	BB+	1,000	951,030
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	517,070
Seminole Tribe,
Rev Special Obligation
Ser 2007A (S)	5.250	10-01-27	BBB	1,000	958,090
South Kendall Community Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BBB-	975	932,900
Tolomato Community Development District,
Rev Special Assessment (G)	6.450	05-01-23	BB+	1,000	987,450
Rev Special Assessment (G)	6.650	05-01-40	BB+	1,000	982,960
Winter Garden Village Cmty Development District,
Rev Spec Assessment (G)	5.650	05-01-37	BB+	1,000	897,480

Georgia 12.98%					12,038,655

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,427,355
Rev Wtr & Waste Wtr (I)(K)	5.000	11-01-19	AAA	10,000	10,611,300

Illinois 2.27%					2,105,680

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,105,680

Indiana 0.75%					694,366

St. Joseph, County of,
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	231,051
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	463,315

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on

November 30, 2007 (unaudited)

Iowa 1.33%					1,236,073

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care
Initiatives Proj	9.250	07-01-25	AAA	195	235,453
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB-	1,000	1,000,620

Lousiana 1.08%					997,650

Local Government Environmental Facilities
Community Development Auth,
Rev Bond	6.750	11-01-32	BB+	1,000	997,650

Maryland 1.99%					1,842,800

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls
Proj (G)	5.250	07-01-35	BB+	1,000	904,390
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	938,410

Massachusetts 9.34%					8,658,700

Massachusetts Development Finance Agency,
Rev Boston Univ Ser 2002R-2 (P)	3.630	10-01-42	AAA	1,100	1,100,000
Rev Boston Univ Ser 2002R-4 (P)	3.630	10-01-42	AAA	200	200,000
Rev Linden Ponds Inc Fac
Ser 2007A (G)	5.750	11-15-42	BB+	1,500	1,426,485
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,700	1,717,340
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	2,500	3,160,425
Rev Jordan Hosp Ser 2003E (G)	6.750	10-01-33	BB+	1,000	1,054,450

Minnesota 1.08%					997,600

North Oaks Senior Housing,
Rev Presbyterian Homes (G)	6.000	10-01-27	BB-	1,000	997,600

Missouri 1.04%					966,770

Branson Regional Airport,
Rev Bond Ser 2007B (G)	6.000	07-01-25	BB-	1,000	966,770

New Jersey 5.59%					5,184,594

New Jersey Health Care Facilities Financing
Auth,
Rev Care Institute Inc Cherry Hill
Proj (G)	8.000	07-01-27	CCC+	1,250	1,258,688
Rev Ref St Peters Univ Hosp
Ser 2000A	6.875	07-01-30	BBB	1,000	1,041,700
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.250	06-01-43	AAA	1,000	1,142,040
Rev Bond Ser 2007A	5.000	06-01-41	BBB	2,080	1,742,166

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

New York 4.39%					4,073,210

New York, City of,
Gen Oblig Unltd Ser 1993E2 (P)	3.540	08-01-20	AAA	300	300,000
New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	1,500	1,557,525
Rev Spec Facil Rev British Airways
Plc Proj	5.250	12-01-32	BB-	1,000	856,400
New York City Municipal Water Finance Auth,
Rev Wtr & Swr Sys Ser 2003F Subser
F-2 (P)	3.540	06-15-35	AA+	300	300,000
New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	500	502,215
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	555	557,070

Ohio 2.06%					1,908,580

Buckeye Tobacco Settlement Financing Auth,
Rev Asset Backed Bond Ser 2007A-2	5.750	06-01-34	BBB	2,000	1,908,580

Oklahoma 1.16%					1,077,570

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	1,000	1,077,570

Oregon 1.70%					1,575,005

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB-	1,105	1,089,585
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-16	BBB-	500	485,420

Pennsylvania 0.98%					909,320

Allegheny County Hospital Development Auth,
Rev Ref Health Sys West PA
Ser 2007A	5.375	11-15-40	BB	1,000	909,320

Puerto Rico 3.95%					3,660,400

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (I)	5.000	07-01-18	Aaa	3,345	3,660,400

Rhode Island 0.51%					472,305

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB-	445	472,305

South Carolina 1.00%					922,500

Lancaster, County of,
Rev Assessment Edenmoor Imp Dist
Ser 2006A (G)	5.750	12-01-37	BB	1,000	922,500

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Tennessee 1.22%					1,134,040

Johnson City Health & Educational Facilities
Board,
Rev Ref Hosp 1st Mtg Mtn States
Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,134,040

Texas 4.89%					4,534,556

Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement
Residence Proj	6.300	07-01-32	BBB	150	170,017
Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	CCC	1,000	1,040,880
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Baa3	2,100	2,305,359
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,018,300

Virginia 5.38%					4,986,450

Peninsula Ports Auth,
Rev Ref Baptist Homes Res Care
Facility Ser 2006C (G)	5.375	12-01-26	BB	1,000	945,950
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	AAA	5,000	2,654,950
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	AAA	5,000	1,385,550

Washington 1.03%					955,137

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	925	955,137

		Interest		Par value
Issuer, description, maturity date		rate		(000)	Value
Short-term investments 0.12%					$111,000

(Cost $111,000)

Joint Repurchase Agreement 0.12%					111,000

Joint Repurchase Agreement transaction with UBS
Securities AG., dated 11-30-07 at 3.050% to be
repurchased at $111,028 on 12-3-07,
collateralized by $84,968 U.S. Treasury
Inflation Indexed Note, 3.875%, due 1-15-09
(valued at $113,220, including interest)		3.050%		$111	111,000

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Total investments (Cost $92,889,165) 104.88%	$97,234,235

Other assets and liabilities, net (4.88%)	($4,521,030)

Total net assets 100.00%	$92,713,205

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
High Yield Municipal Bond Fund
Notes to Schedule of Investments
November 30, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Security is part of an inverse floater trust.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidty of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,051,430 or 2.21% of the net assets of the Fund as of November 30, 2007.

The cost of investments owned on November 30, 2007, including short-term investments, was $88,218,808. Gross unrealized appreciation and depreciation of investments aggregated $5,924,089 and $1,540,702, respectively, resulting in net unrealized appreciation of $4,383,387.

Notes to Schedule of Investments - Page 1

John Hancock
High Yield Municipal Bond Fund
Direct Placement Securities
November 30, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	30-Nov-07

Atlanta, City of,
Rev Wrt & Waste Wtr	09-15-04	$10,493,559	11.45%	$10,611,300

Direct Placement Securities

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B and Class C of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act, as amended. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle then the standard two days after trade date.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q1 11/07
1/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008